SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	4,527,047	$3.24	21.79	$42,942
Granted	1,567,323	1.22	-	-
Exercised	(2,219,157)	3.11	-	39,395
Cancelled	(300,812)	4.82	-	-
Outstanding at December 31, 2021	3,574,401	$2.46	45.90	$77,173

Exercisable at December 31, 2021	968,706	$4.45	4.27	$18,984

Vested and expected to vest at December 31, 2021	3,432,075	$2.54	2.13	$73,693

Schedule of Option Activity by Price Range
	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01	2,009,425	78.46	$0.01	8,658	78.18	$0.01
2.52 – 3.38	521,053	3.01	3.16	456,651	2.94	3.16
4.23 – 5.90	493,433	4.45	5.01	287,651	4.02	4.92
6.23 – 8.34	450,989	4.49	6.77	214,413	4.45	6.72
$12.02 – 21.35	99,501	6.24	16.28	1,333	6.11	12.02

	3,574,401	45.90	$2.46	968,706	4.27	$4.45

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2021	2020	2019

Cost of revenues	$171	$102	$164
Research and development	946	887	488
Selling and marketing	3,248	1,898	515
General and administrative	2,620	1,560	1,126

Total	$6,985	$4,447	$2,293

Performance-based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	769,311	$2.78	40.53	7,653
Granted	436,963	-	-	-
Exercised	(15,000)	-	-	228
Cancelled	(287,374)	-	-	-

Outstanding at December 31, 2021	903,900	$2.37	46.16	$19,599

Exercisable at December 31, 2021	300,000	$5.35	5.58	$5,610

Vested and expected to vest at December 31, 2021	903,400	$2.37	2.50	$19,526

Schedule of Option Activity by Price Range
	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01	503,900	78.37	$0.01	-	-	$-
$5.35	400,000	5.58	5.35	300,000	5.58	5.35

	903,900	46.16	$2.37	300,000	5.58	$5.35